Label	Element	Value
Wasatch Global Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Wasatch Global Opportunities Fund® — Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment.)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(Expenses that you pay each year as a percentage of the value of your investment.)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). Higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invested $10,000 in the applicable class of the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods. The example also assumes that your investment had a 5% return each year and that operating expenses (as a percentage of net assets) of the Fund remained the same. This example reflects contractual fee waivers and reimbursements through January 31, 2023. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in small and micro cap foreign and domestic companies.
Under normal market conditions, we will invest the Fund’s net assets primarily in the equity securities, typically common stock, of foreign and domestic companies. These companies will typically have minimum market capitalizations of $100 million and up to a maximum market capitalization at the time of purchase of $5 billion or the market capitalization of the largest company in the MSCI AC (All Country) World Small Cap Index as of its most recent reconstitution date, whichever is greater. The Fund will reset the market capitalization annually following MSCI’s annual index reconstitution which occurs on or around November of each year. As of the 2021 reconstitution date, the market capitalization of companies included in the MSCI AC (All Country) World Small Cap Index ranged from $64.6 million to $31.3 billion. The market capitalizations for the range of companies in the MSCI AC (All Country) World Small Cap Index are subject to change at its next reconstitution date. The Fund may also invest a significant portion of its total assets in micro cap companies with market capitalizations below $1 billion (up to 90% under normal market conditions).
The Fund will typically invest in securities issued by companies domiciled in at least three countries, including the United States. The Fund may invest a significant portion of its total assets in companies domiciled in foreign countries (under normal market conditions, we expect at least 40% of its assets to be invested outside the United States, or if conditions are not favorable, 30% of its assets to be invested outside the United States). Securities issued by foreign companies incorporated outside the United States whose securities are principally traded in the United States are not defined as “foreign companies” and are not subject to this limitation.
The Fund may invest a significant amount of its total assets (5% to 50% under normal market conditions) at the time of purchase in securities issued by companies domiciled in emerging and frontier markets, which are those countries currently included in the Morgan Stanley Capital International (MSCI) EFM (Emerging + Frontier Markets) Index. These companies typically are located in the Asia-Pacific region, Eastern Europe, the Middle East, Central and South America, and Africa.
We use a process of quantitative screening followed by “bottom-up” fundamental analysis to identify individual companies that we believe have outstanding long-term growth potential. We travel extensively to visit companies and expect to meet with senior management.
We may also invest in growth companies that we believe have had a temporary setback and therefore have appealing valuation relative to their long-term growth potential.
At times, we may invest in early stage companies with limited or no earnings history if we believe they have outstanding long-term growth potential. We may also invest in initial public offerings (IPOs).
We do not use allocation models to restrict the Fund’s investments to certain regions, countries, sectors or industries. We may significantly shift Fund assets between asset classes, sectors, and geographic regions based on where we believe the best growth opportunities and valuations currently exist.
The Fund may invest a large percentage of its assets in a particular region or market, including India, Asia, Japan, Europe and the United Kingdom.
The Fund may invest a large percentage of its assets in a few sectors, including consumer discretionary, financials, health care, industrials, and information technology.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund may invest a large percentage of its assets in a few sectors, including consumer discretionary, financials, health care, industrials, and information technology.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
The Fund is subject to the following principal investment risks:
Market Risk. Market risk is the risk that a particular security, or shares of the Fund in general, may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments due to, among other things, market movements over the short-term or over longer periods during more prolonged market downturns. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of the Fund’s shares and result in increased market volatility.
Global Pandemic Risk. The value of the Fund’s investments may be impacted by global health crises or other events. For example, an outbreak of the respiratory disease designated as Covid-19 was first detected in China in December 2019 and subsequently spread internationally. The transmission of Covid-19 and efforts to contain its spread have resulted in international, national and local border closings and other significant travel restrictions and disruptions; significant disruptions to business operations across many industries, to supply chains and to customer activity; and have resulted in event cancellations and restrictions; service cancellations, reductions and other changes; significant challenges in health care service preparation and delivery; and quarantines, as well as general concern and uncertainty that has negatively affected the economic environment. These impacts also have caused significant market volatility and disruption which may continue over extended periods. The ultimate impact of Covid-19 or other health emergencies on the domestic and global economies is impossible to predict accurately. Less developed countries and their health systems may be more vulnerable to these impacts. The impact of this Covid-19 pandemic may be short term or may last for an extended period of time, and in either case could result in a substantial economic downturn or recession and may adversely impact the value of an investment in the Fund.
Stock Market Risk. The Fund’s investments may decline in value due to movements in the overall stock market.
Stock Selection Risk. The Fund is actively managed, and its performance therefore will reflect, in part, the ability of the portfolio manager(s) to select investments and to make investment decisions that are suited to achieving the Fund’s investment objective. Due to its active management, the Fund could underperform its benchmark index and/or other funds with a similar investment objective and/or strategy or it may lose value even when the overall stock market is not in a general decline.
Equity Securities Risk. Equity securities represent ownership in a company. They may be traded (bought or sold) on a securities exchange or stock market. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio invested in equity securities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies in which the Fund invests declines or if overall market and economic conditions deteriorate. The value of equity securities may also decline due to factors that affect a particular industry or industries such as labor shortages, an increase in production costs and changes in competitive conditions within an industry. In addition, the value of equity securities may decline due to, among other things, general market conditions not specifically related to a company or industry such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, changes in government regulations, the political situation, or generally adverse investor sentiment. Certain equity securities may be less liquid, meaning that they may be difficult to sell at a time or price that is desirable, than other types of securities, or they may be illiquid. Some securities exchanges or stock markets may also be less liquid or illiquid due to low trading volume. In addition, equity securities include common stock.  Common stock holds the lowest priority in the capital structure of a company and therefore takes the largest share of the company’s risk and its accompanying volatility.  The rights of common stockholders generally are subordinate to all other claims on a company’s assets, including preferred stockholders and debt holders with respect to the payment of dividends and upon the liquidation or bankruptcy of the issuing company.  The common stock of a company that experiences financial distress may lose significant value or become worthless, and therefore the Fund could lose money if a company in which it invests becomes financially distressed.
Country/Region Risk. Social, political and economic conditions and changes in regulatory, tax, or economic policy in a country or region could significantly affect the market in that country or region. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact the issuers of securities in a different country or region. From time to time, a small number of companies and industries may represent a large portion of the market in a particular country or region, and these companies and industries can be sensitive to adverse social, political, economic, or regulatory developments.
Foreign Securities Risk. Foreign securities are generally more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investments in U.S. securities. Differences in the economic and political environment, the amount of available public information, the amount of taxation, limitations on the use or transfer of Fund assets, the degree of market regulation, settlement practices, the potential for permanent or temporary termination of trading, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates, can have a significant effect on the value of a foreign security. More specifically, changes in currency exchange rates will affect the value of non-U.S. securities, the value of dividends and interest earned from such securities and gains and losses realized on the sale of such securities. The value of an investment denominated in a foreign currency will decline in U.S. dollar terms if that currency weakens against the U.S. dollar. The Fund may be invested in the local currency of a foreign country in connection with executing foreign securities transactions. When the Fund executes the securities transactions, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. While the Fund is permitted to hedge currency risks, the Advisor does not anticipate doing so at this time. Additionally, certain countries may restrict foreign investment in their securities and may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such capital controls can also have a significant effect on the value of the Fund’s holdings.
Emerging Markets Risk. In addition to the risks of investing in foreign securities in general, the risks of investing in the securities of companies domiciled in emerging market countries include increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, as well as highly volatile, substantially smaller and less liquid securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties that fail to complete transactions, lack of or limited government oversight over securities exchanges and brokers, and the potential for government seizure of assets or nationalization of companies or other government interference in which case the Fund could lose all or a significant portion of its investment in a country.
Frontier Markets Risk. In addition to the risks of investing in foreign securities in developed and emerging markets, frontier market securities involve unique risks, such as exposure to economies less diverse and mature than those of the U.S. or more established foreign markets. Given the generally smaller size and less developed capital markets than those of emerging markets or other more developed foreign markets, the risks of investing in emerging markets are magnified for frontier markets. Economic or political instability may cause larger price changes in frontier market securities than in securities of issuers based in more developed foreign countries, including securities of issuers in larger emerging markets. Frontier markets generally receive less investor attention than developed markets or larger emerging markets. These risks can result in the potential for extreme stock price volatility and illiquidity.
Asia Region Risk. The value of the Fund’s assets may be adversely affected by, among other things, political, economic, social and religious instability, inadequate investor protection, accounting standards and practices, changes in laws or regulations of countries within the Asia region, relations with other nations, natural disasters, corruption, civil unrest, and military activity. Countries in the Asia region, particularly China, Japan and South Korea, may be adversely affected by disputes with many of their neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as the rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, and sensitivity to changes in global trade. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies. Asian economies and companies could be affected if global economic conditions deteriorate as a result of political instability and uncertainty. In addition, international trade could be affected by politically motivated actions in the U.S. and Europe, and by increased tensions with other nations.
Indian Market and India Region Risk. Government actions, bureaucratic obstacles and inconsistent economic and tax reform policies within the Indian government have had a significant effect on the economy and could adversely affect market conditions, deter economic growth and reduce the profitability of private enterprises. Global factors and foreign actions may inhibit the flow of foreign capital on which India is dependent to sustain its growth. Large portions of many Indian companies remain in the hands of their founders (including members of their families). Family-controlled companies may have weaker and less transparent corporate governance, which increases the potential for loss and unequal treatment of investors. India experiences many of the market risks associated with developing economies, including relatively low levels of liquidity, which may result in extreme volatility in the prices of Indian securities. Religious, cultural and military disputes persist in India, and between India and Pakistan (as well as sectarian groups within each country). The threat of aggression in the region could hinder development of the Indian economy, and escalating tensions could impact the broader region, including China.
Because the Fund may invest a large percentage of its assets in India, the value of the Fund’s shares may be affected by events that adversely affect India and may fluctuate more than the value of a less concentrated fund’s shares.
Japan Risk. The Japanese economy has only recently emerged from a prolonged economic downturn. The Japanese economy may be subject to considerable economic, political and social instability, which could have a negative impact on Japanese securities. Since the year 2000, Japan’s economic growth rate has remained relatively low compared to other advanced economies, and it may remain low in the future. The economy is characterized by an aging and declining population, large government debt and a highly regulated labor market. Economic growth is dependent on domestic consumption, deregulation and consistent government policy. International trade, particularly with the U.S., also impacts growth. Adverse conditions affecting the economies of the U.S. and Japan’s other trading partners may also affect Japan. Japan also has a growing economic relationship with China and other Southeast Asian countries, and thus Japan’s economy may also be affected by economic, political or social instability in those countries (whether resulting from local or global events as well as from any deterioration in its relationship with neighboring countries). In addition, Japan is subject to the risk of natural disasters such as earthquakes, volcanic eruptions, typhoons and tsunamis, which could negatively affect the Fund.
Europe and United Kingdom Risk. The value of the Fund’s assets may be adversely affected by, among other things, the social, political, regulatory, economic and other events or conditions affecting Europe and the United Kingdom (“U.K.”). Many countries in Europe are member states of the European Union (“EU”) and will be significantly affected by the fiscal and monetary controls of the EU. Changes in regulations on trade, decreasing imports or exports, changes in the exchange rate of the euro and recessions or defaults or threats of defaults among European countries may have a significant adverse effect on the economies of other European countries. The European financial markets have experienced significant volatility, and several European countries have been adversely affected by unemployment, budget deficits and economic downturns. Efforts by the member countries of the EU to continue to unify their economic and monetary policies may increase the potential for similarities in movements of European markets and reduce the potential investment benefits of diversification within the region. Further, while many countries in western Europe are considered to have developed markets, many eastern European countries are less developed, and investments in eastern European countries, even if denominated in euros, may involve special risks associated with investments in emerging markets. As the economies of countries in Europe are in different stages of development, the policies adopted by the EU may not address the needs of all European member countries. In addition, one or more countries may abandon the euro and/or withdraw from the EU creating continuing uncertainty in the currency and financial markets generally. In this regard, on January 31, 2020, the U.K. formally withdrew from the EU (commonly referred to as “Brexit”) and a transition period commenced while the U.K. negotiates its future relationship with the EU. There is considerable uncertainty about the potential consequences of Brexit, how negotiations of trade agreements will proceed, and how the financial markets will react. As the process unfolds, Brexit may cause greater market volatility and illiquidity, currency fluctuations, interest rate volatility, deterioration in economic activity, economic uncertainties, a decrease in business confidence, a decrease in trade, labor disruptions, political instability, increased likelihood of recession in the United Kingdom and regulatory uncertainty. Brexit could adversely affect European or worldwide political, regulatory, economic or market conditions and could contribute to instability in global political institutions, regulatory agencies and financial markets. The uncertainty of Brexit could have a significant impact on the business and financial results of companies in the U.K. and European countries and certain sectors within such countries. The United States and European countries are substantial trading partners of the U.K. The precise impact on the economy of the U.K. as a result of its departure from the EU depends to a large degree on its ability to conclude favorable trade deals with the EU and other countries, including the United States, China, India and Japan. Brexit has also led to legal uncertainties and could lead to politically divergent national laws and regulations as a new relationship between the U.K. and EU is defined and the U.K. determines which EU laws to replace or replicate. The political, economic, trade and legal ramifications are not yet fully known and uncertainty about the U.K. relationship with the remaining members of the EU may continue to be a source of instability. Any of these effects of Brexit could adversely affect the European and U.K. companies in which the Fund may invest.
Micro Cap and Small Company Stock Risk. Micro cap and small company stocks may be very sensitive to changing economic conditions and market downturns because the issuers have more narrow markets for their products and services, fewer product lines, and more limited managerial and financial resources than larger issuers. The stocks of micro cap and small companies may therefore be more volatile and the ability to sell these stocks at a desirable time or price may be more limited.
Early Stage Companies Risk. Early stage companies may never obtain necessary financing, may rely on untested business plans, may not be successful in developing markets for their products or services, and may remain an insignificant part of their industry, and as such may never be profitable. Stocks of early stage companies may be illiquid, privately traded, and more volatile and speculative than the securities of larger companies.
Initial Public Offerings (IPOs) Risk. IPOs involve a higher degree of risk because companies involved in IPOs generally have limited operating histories and their prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading and limited investor information.
Growth Stock Risk. Growth stock prices may be more sensitive to changes in companies’ current or expected earnings than the prices of other stocks, and growth stock prices may fall or may not appreciate in step with the broader securities markets. Growth companies may be newer or smaller companies and may retain a large part of their earnings for research, development or investments in capital assets.
Value Investing Risk. A value investing strategy attempts to identify strong companies with stocks selling at a discount from their perceived true worth. Value stocks include securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and potentially undervalued. Value investing is subject to the risk that the stocks’ intrinsic values may never be fully recognized or realized by the market, their prices may go down, or that stocks judged to be undervalued may actually be appropriately priced.
Liquidity Risk. The trading market for a particular security or type of security in which the Fund invests may be significantly less liquid than developed or even emerging markets, and there may be little or no trading volume for a period of time for a particular security. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities quickly at a desired price when necessary to meet the Fund’s liquidity needs or in response to a specific economic event. It may be difficult at times to sell such securities at any price, which could impact not only the daily net asset value (NAV) of the Fund, but also the composition of the portfolio if other securities must be sold to meet the Fund’s liquidity needs. Additionally, market quotations for such securities may be volatile and thus affect the daily NAV of the Fund.
Sector and Industry Weightings Risk. To the extent the Fund emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector, including the sectors described below. Market conditions, interest rates, and economic, political, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased exposure to the price movements of securities in those sectors. The Fund may also from time to time make significant investments in an industry or industries within a particular sector. The industries that constitute a sector may all react in the same way to economic, political or regulatory events. Adverse conditions in such industry or industries could have a correspondingly adverse effect on the financial condition of issuers. These conditions may cause the value of the Fund’s shares to fluctuate more than the values of shares of funds that invest in a greater variety of investments.
Consumer Discretionary Sector Risk. The consumer discretionary sector includes companies in industries such as consumer services, household durables, leisure products, textiles, apparel and luxury goods, hotels, restaurants, retailing, e-commerce, and automobiles. Companies in the consumer discretionary sector may be significantly impacted by the performance of the overall domestic and global economy and by interest rates. The consumer discretionary sector relies heavily on disposable household income and spending. Companies in this sector may be subject to severe competition, which may have an adverse impact on their respective profitability. The retail industry can be significantly affected by changes in demographics, and consumer tastes and shopping habits, which can also affect the demand for, and success of, consumer products and services in the marketplace. The automotive industry is highly cyclical and can be significantly affected by labor relations and fluctuating component prices.
Financials Sector Risk. The financials sector includes companies in the banks, diversified financials, and insurance industry groups. Companies in the financials sector are subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Banking companies, including thrifts and mortgage finance and consumer finance companies, may be affected by extensive government regulation, which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively affect banking companies. Banking companies may also be subject to severe price competition. Competition is high among banking companies and failure to maintain or increase market share may result in lost market value. Capital markets, a sub-industry of diversified financials, may be affected by extensive government regulation as well as economic and other financial events that could cause fluctuations in the stock market, impacting the overall value of investments. The insurance industry may be affected by extensive government regulation and can be significantly affected by interest rates, general economic conditions, and price and marketing competition. Different segments of the insurance industry can be significantly affected by natural disasters, mortality and morbidity rates, and environmental clean-up.
Health Care Sector Risk. The health care sector includes companies in the health care equipment and services, and pharmaceuticals, biotechnology and life sciences industry groups. Health care companies are strongly affected by worldwide scientific or technological developments. Their products may rapidly become obsolete. Many health care companies are also subject to significant government regulation and may be affected by changes in government policies. Companies in the pharmaceuticals, biotechnology and life sciences industry group in particular are heavily dependent on patent protection, and the expiration of patents may adversely affect the profitability of such companies. These companies are also subject to extensive litigation based on product liability and other similar claims. Many new products are subject to government approval and the process of obtaining government approval can be long and costly, and even approved products are susceptible to obsolescence. These companies are also subject to competitive forces that may make it difficult to increase prices, or that may lead to price reductions.
Industrials Sector Risk. The industrials sector includes companies in the capital goods, commercial and professional services and transportation industry groups, including companies engaged in the business of human capital management, business research and consulting, air freight and logistics, airlines, maritime shipping and transportation, railroads and trucking, transportation infrastructure, and aerospace and defense. Companies in the industrials sector can be significantly affected by general economic trends, including such factors as employment and economic growth, interest rate changes, changes in consumer spending, legislative and government regulation and spending, import controls, commodity prices, and worldwide competition. Changes in the economy, fuel prices, labor agreements, and insurance costs may result in occasional sharp price movements in transportation securities. Aerospace and defense companies rely, to a significant extent, on government demand for their products and services. The financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by government defense spending policies.
Information Technology Sector Risk. The information technology sector includes companies in the software and services, technology hardware and equipment, and semiconductors and semiconductor equipment industry groups. Companies in the information technology sector are subject to rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions. Stocks of companies in the information technology sector, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technological developments, fixed rate pricing, and the ability to retain skilled employees can significantly affect the industries in the information technology sector. Additionally, success in the internet services and infrastructure industry is subject to continued demand for internet services.

Risk Lose Money [Text]	rr_RiskLoseMoney	All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Historical Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following tables provide information on how the Fund has performed over time. Performance in this section represents past performance (before and after taxes) which is not necessarily indicative of how the Fund will perform in the future. Performance for the Fund’s Investor Class shares would be substantially similar to that for Institutional Class shares because the shares are invested in the same portfolio of securities and would differ only to the extent that Institutional Class shares have different expenses. The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing the Fund’s performance from year to year, as represented by the Investor Class of the Fund. The table below is designed to help you evaluate your risk tolerance by showing the best and worst quarterly performance of the Fund’s Investor Class for the calendar years shown in the bar chart. The average annual total returns table below allows you to compare the performance of the Fund’s Investor Class and Institutional Class shares over the time periods indicated to that of a broad-based market index. After-tax returns are shown for the Investor Class only. After-tax returns for the Institutional Class will vary. Performance information is updated regularly and is available on the Fund’s website wasatchglobal.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing the Fund’s performance from year to year, as represented by the Investor Class of the Fund.The average annual total returns table below allows you to compare the performance of the Fund’s Investor Class and Institutional Class shares over the time periods indicated to that of a broad-based market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wasatchglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Performance in this section represents past performance (before and after taxes) which is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Wasatch Global Opportunities Fund — Investor Class Year by Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Quarterly Returns
Best — 6/30/2020	35.25%
Worst — 3/31/2020	-25.43%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(as of 12/31/21)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for the Investor Class only. After-tax returns for the Institutional Class will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Wasatch Global Opportunities Fund | INVESTOR CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed on shares held 60 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Management Fee	rr_ManagementFeesOverAssets	1.25%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.46%	[1]
1 YEAR	rr_ExpenseExampleYear01	$ 149
3 YEARS	rr_ExpenseExampleYear03	462
5 YEARS	rr_ExpenseExampleYear05	797
10 YEARS	rr_ExpenseExampleYear10	$ 1,746
2012	rr_AnnualReturn2012	25.50%
2013	rr_AnnualReturn2013	25.27%
2014	rr_AnnualReturn2014	(0.49%)
2015	rr_AnnualReturn2015	3.32%
2016	rr_AnnualReturn2016	(4.40%)
2017	rr_AnnualReturn2017	37.63%
2018	rr_AnnualReturn2018	(7.13%)
2019	rr_AnnualReturn2019	33.07%
2020	rr_AnnualReturn2020	42.22%
2021	rr_AnnualReturn2021	21.50%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	35.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.43%)
1 YEAR	rr_AverageAnnualReturnYear01	21.50%
5 YEARS	rr_AverageAnnualReturnYear05	24.07%
10 YEARS	rr_AverageAnnualReturnYear10	16.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 17, 2008
Wasatch Global Opportunities Fund | INSTITUTIONAL CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed on shares held 60 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Management Fee	rr_ManagementFeesOverAssets	1.25%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.35%	[1]
1 YEAR	rr_ExpenseExampleYear01	$ 137
3 YEARS	rr_ExpenseExampleYear03	438
5 YEARS	rr_ExpenseExampleYear05	761
10 YEARS	rr_ExpenseExampleYear10	$ 1,675
1 YEAR	rr_AverageAnnualReturnYear01	21.41%
5 YEARS	rr_AverageAnnualReturnYear05	24.31%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	21.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2016
Wasatch Global Opportunities Fund | Return After Taxes on Distributions | INVESTOR CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	19.26%
5 YEARS	rr_AverageAnnualReturnYear05	21.47%
10 YEARS	rr_AverageAnnualReturnYear10	13.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 17, 2008
Wasatch Global Opportunities Fund | Return After Taxes on Distributions and Sale of Fund Shares | INVESTOR CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	14.19%
5 YEARS	rr_AverageAnnualReturnYear05	18.93%
10 YEARS	rr_AverageAnnualReturnYear10	12.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 17, 2008
Wasatch Global Opportunities Fund | MSCI AC (All Country) World Small Cap Index (reflects no deductions for fees, expenses or taxes) | INVESTOR CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	16.10%	[2]
5 YEARS	rr_AverageAnnualReturnYear05	12.28%	[2]
10 YEARS	rr_AverageAnnualReturnYear10	11.78%	[2]
Wasatch Global Opportunities Fund | MSCI AC (All Country) World Small Cap Index (reflects no deductions for fees, expenses or taxes) | INSTITUTIONAL CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	16.10%	[2]
5 YEARS	rr_AverageAnnualReturnYear05	12.28%	[2]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	13.81%	[2]

[1]	Wasatch Advisors, Inc., doing business as Wasatch Global Investors, (Advisor), the Fund’s investment advisor, has contractually agreed to reimburse the Investor Class shares and the Institutional Class shares of the Fund for Total Annual Fund Operating Expenses in excess of 1.75% and 1.35%, respectively, of average daily net assets until at least January 31, 2023, excluding fees and expenses incurred in borrowing securities and selling portfolio securities short including enhanced custody fees (which include borrowing costs, financing fees and other charges paid in connection with borrowing the security to be sold short, and maintaining related margin collateral) and dividend expense on short sales/interest expense, acquired fund fees and expenses, interest, taxes, brokerage commissions, other investment related costs, and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of business. The Fund may only make repayments to the Advisor for amounts reimbursed if such repayment does not cause the Fund’s expense ratio, after the repayment is taken into account, to exceed both (i) the expense cap in place at the time such amounts were waived; and (ii) the Fund’s current expense cap. The Board of Trustees is the only party that can terminate the contractual limitation prior to the contract’s expiration. The Advisor can rescind the contractual limitation on expenses at any time after its expiration date. Shareholder expenses will increase if the Advisor does not renew the contractual expense cap after its expiration date.
[2]	Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used to create indexes or financial products. This report is not approved or produced by MSCI.